Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 475,239	$ 477,301
Accumulated Amortization	(350,200)	(335,179)
Net Book Value	125,039	142,122
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	303,424	304,601
Accumulated Amortization	(230,184)	(220,420)
Net Book Value	73,240	84,181
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,887	19,708
Accumulated Amortization	(14,304)	(14,279)
Net Book Value	4,583	5,429
Trademarks and trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,281	27,248
Accumulated Amortization	(18,914)	(18,245)
Net Book Value	8,367	9,003
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,106	106,203
Accumulated Amortization	(67,827)	(63,435)
Net Book Value	38,279	42,768
Capitalized software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,541	19,541
Accumulated Amortization	(18,971)	(18,800)
Net Book Value	$ 570	$ 741